Loans, Financing and Debentures (Tables)	12 Months Ended
Jun. 30, 2023
Loans, Financing and Debentures [Abstract]
Schedule of Loans, Financing and Debentures
		Annual interest rates and charges - %
	Index	2023	2022	2023	2022

Financing for agricultural costs
	Fixed rate	9.40	-	25,663	-
	Fixed rate	9.53	-	87,695	-
	Fixed rate	9.54	4.26	8,764	6,106
	Fixed rate	6.34	6.34	378	1,493
	Fixed rate	7.64	-	5,752	-
	Fixed rate	9.53	7.64	868	7,930
	Fixed rate	12.99	-	10,128	-
	Fixed rate	16.00	-	10,156	-
	Fixed rate	-	9.85	-	4,147
				149,404	19,676
Financing for agricultural costs (USD)
	Fixed rate	3.66	3.66	11,566	16,760
				11,566	16,760
Financing for agricultural costs (PYG)
	Fixed rate	-	9.60	-	16,628
	Fixed rate	9,50	9.50	5,380	6,815
	Fixed rate	8,75	8.75	7,210	9,206
				12,590	32,649
Bahia project financing
	Fixed rate	3.50	3.50	8,885	9,661
	Fixed rate	9.05	-	19,849	-
				28,734	9,661
Financing of working capital (USD)
	Fixed rate	8.72	4.40	5,008	10,840
	Fixed rate	7.93	-	2,482	-
	Fixed rate	8.71	-	17,281	-
				24,771	10,840
FINAME
	Fixed rate	9.05	-	2,808	-
				2,808	-
Financing of sugarcane
	Fixed rate	6.76	6.76	744	1,230
	Fixed rate	6.34	6.34	27,537	32,694
				28,281	33,924
Debentures
	CDI	-	106.50	-	30,897
	CDI	110.00	110.00	16,197	31,096
	Fixed rate + IPCA	5.37+100.00	5.37+100.00	285,570	274,396
				301,767	336,389

(-) Transaction costs				(5,283)	(6,858)
				554,638	453,041

Current				198,213	123,411
Non-current				356,425	329,630

Schedule of BreakDown of Debt by Index
	2023	2022
Fixed rate	252,872	116,652
CDI and fixed rate +CDI	16,197	61,993
Fixed rate + IPCA	285,569	274,396
	554,638	453,041

Schedule of Maturities of Short and Long Term Loans	Maturities of short- and long-term loans and financing are broken down as follows:
	2023	2022
1 year	198,213	123,411
2 years	45,796	81,571
3 years	33,026	66,568
4 years	142,530	63,813
5 years	130,577	59,735
Above 5 years	4,496	57,943
	554,638	453,041

Schedule of Changes in Loans and Financing	Changes in loans and financing during the year ended June 30, 2023 and 2022 are as follows:
	2022	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2023
Agricultural cost financing	19,676	174,929	(51,701)	(4,523)	11,023	-	149,404
Agricultural cost financing abroad	49,409	-	(20,968)	(3,456)	3,152	(3,981)	24,156
Bahia project financing	9,661	18,974	(1,045)	(46)	1,190	-	28,734
Financing of working capital (USD)	10,840	21,020	(5,159)	(508)	1,022	(2,444)	24,771
Financing of machinery and equipment - FINAME	-	2,660	-	-	148	-	2,808
Sugarcane Financing	33,924	-	(6,457)	(1,447)	2,261	-	28,281
Debentures	336,389	-	(42,651)	(20,704)	28,733	-	301,767
Transaction costs	(6,858)	-	-	-	1,575	-	(5,283)
	453,041	217,583	(127,981)	(30,684)	49,104	(6,425)	554,638
	2021	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2022
Agricultural cost financing	201,215	10,000	(180,929)	(18,767)	8,157	-	19,676
Agricultural cost financing abroad	28,856	32,282	(11,032)	(3,856)	3,626	(467)	49,409
Bahia project financing	10,373	-	(912)	(141)	341	-	9,661
Working Capital Financing	23,230	-	(24,421)	(325)	142	1,374	-
Financing of working capital (USD)	-	9,971	-	-	109	760	10,840
Sugarcane Financing	61,992	8,183	(36,610)	(2,527)	2,886	-	33,924
Debentures	346,327	-	(42,651)	(16,081)	48,794	-	336,389
Transaction costs	(8,812)	-	-	-	1,954	-	(6,858)
	663,181	60,436	(296,555)	(41,697)	66,009	1,667	453,041